Deferred Revenue, by Arrangement, Disclosure (Details)	12 Months Ended
Aug. 31, 2017 USD ($)
Unearned Revenue Deferred Revenue, By Arrangement, Disclosure 1	$ 12,500
Unearned Revenue Deferred Revenue, By Arrangement, Disclosure 2	0
Unearned Revenue Deferred Revenue, By Arrangement, Disclosure 3	30,000
Unearned Revenue Deferred Revenue, By Arrangement, Disclosure 4	20,000
Unearned Revenue Deferred Revenue, By Arrangement, Disclosure 5	4,900
Unearned Revenue Deferred Revenue, By Arrangement, Disclosure 6	0
Unearned Revenue Deferred Revenue, By Arrangement, Disclosure 7	(30,317)
Unearned Revenue Deferred Revenue, By Arrangement, Disclosure 8	(7,500)
Unearned Revenue Deferred Revenue, By Arrangement, Disclosure 9	17,083
Unearned Revenue Deferred Revenue, By Arrangement, Disclosure 10	$ 12,500